Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Basis of Presentation [Abstract]
Schedule of Exchange Rates Used by the Group in Preparation of the Consolidated Financial Statements

The exchange rates at the period-end used by the Group in the preparation of the consolidated financial statements are as follows:

	2023	2024	2025
KZT/USD	454.56	525.11	505.53
KZT/EUR	502.24	546.74	593.44
KZT/TRY	—	—	11.80